Contracts with Customers - Accrued Revenue (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Unbilled receivables	$ 100.4	$ 116.0
Other short-term accrued revenue	7.8	16.9
Total short-term accrued revenue	108.2	132.9
Other long-term accrued revenue	0.0	9.9
Total contract assets	$ 108.2	$ 142.8